Annual Operating Expenses - FidelityInternationalSmallCapFund-AMCIZPRO - FidelityInternationalSmallCapFund-AMCIZPRO - Fidelity International Small Cap Fund	Dec. 30, 2022
Fidelity Advisor International Small Cap Fund - Class A
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.26%
Total annual operating expenses	1.29%
Fidelity Advisor International Small Cap Fund - Class C
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.28%
Total annual operating expenses	2.06%
Fidelity Advisor International Small Cap Fund - Class M
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.29%
Total annual operating expenses	1.57%
Fidelity Advisor International Small Cap Fund - Class I
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.24%
Total annual operating expenses	1.02%
Fidelity Advisor International Small Cap Fund - Class Z
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.11%
Total annual operating expenses	0.89%